Annual Total Returns- Alger Small Cap Growth Fund - ABC (Class A B C Shares) [BarChart] - Class A B C Shares - Alger Small Cap Growth Fund - ABC - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.71%)	12.00%	33.72%	(0.18%)	(3.50%)	5.56%	28.30%	1.77%	28.44%	63.90%